Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	TEMPLETON INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000865722
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2017
Prospectus Date	rr_ProspectusDate	Aug. 16, 2017